Deferred Tax Asset and Liabilities (Detail) - USD ($) $ in Millions	Feb. 25, 2017	Feb. 27, 2016
Deferred tax assets:
Compensation and benefits	$ 190.6	$ 202.9
Net operating loss	213.8	226.4
Pension & postretirement benefits	341.4	361.2
Reserves	53.9	66.0
Self-Insurance	350.6	338.1
Tax credits	48.3	46.7
Other	43.0	149.4
Gross deferred tax assets	1,241.6	1,390.7
Less: valuation allowance	(387.6)	(286.8)
Total deferred tax assets	854.0	1,103.9
Deferred tax liabilities:
Debt discount	86.3	97.6
Depreciation and amortization	1,617.6	1,848.7
Inventories	477.2	477.6
Investment in foreign operations	130.4	125.1
Other	22.3	67.8
Total deferred tax liabilities	2,333.8	2,616.8
Net deferred tax liability	(1,479.8)	(1,512.9)
Noncurrent deferred tax asset	0.0	0.0
Noncurrent deferred tax liability	(1,479.8)	(1,512.9)
Net deferred tax liability	$ (1,479.8)	$ (1,512.9)